Organization (Details)	5 Months Ended	12 Months Ended	1 Months Ended	11 Months Ended	12 Months Ended	5 Months Ended	10 Months Ended	12 Months Ended	5 Months Ended	12 Months Ended			3 Months Ended	9 Months Ended	12 Months Ended		3 Months Ended		1 Months Ended	6 Months Ended	11 Months Ended	12 Months Ended
	May 21, 2012	Dec. 31, 2013	Dec. 31, 2013 Blackwater Capital Management LLC [Member]	Nov. 30, 2013 Blackwater Capital Management LLC [Member]	Dec. 31, 2013 Blackwater Capital Management LLC [Member]	May 31, 2012 Chesapeake Capital Corporation [Member]	Oct. 30, 2012 Chesapeake Capital Corporation [Member]	Dec. 31, 2013 Chesapeake Capital Corporation [Member]	May 31, 2012 Aspect Capital Limited [Member]	Dec. 31, 2013 Aspect Capital Limited [Member]	Dec. 31, 2013 Winton Capital Management Limited [Member]	Dec. 31, 2011 Winton Capital Management Limited [Member]	Dec. 31, 2013 Morgan Stanley Smith Barney Spectrum Currency and Commodity L.P. [Member] Krom River [Member]	Sep. 30, 2013 Morgan Stanley Smith Barney Spectrum Currency and Commodity L.P. [Member] Krom River [Member]	Dec. 31, 2013 Morgan Stanley Smith Barney Spectrum Currency and Commodity L.P. [Member] Krom River [Member]	Dec. 31, 2013 Morgan Stanley Smith Barney Spectrum Currency and Commodity L.P. [Member] Cambridge [Member]	Dec. 31, 2013 Morgan Stanley Smith Barney Spectrum Currency and Commodity L.P. [Member] Cambridge [Member] Asian Markets Alpha Programme [Member]	Dec. 31, 2013 Morgan Stanley Smith Barney Spectrum Currency and Commodity L.P. [Member] Cambridge [Member] Emerging Markets Alpha Programme [Member]	Dec. 31, 2013 Morgan Stanley Smith Barney Spectrum Select L.P. [Member] Northfield [Member]	Jun. 30, 2011 Morgan Stanley Smith Barney Spectrum Select L.P. [Member] Northfield [Member]	Nov. 30, 2013 Morgan Stanley Smith Barney Spectrum Select L.P. [Member] Northfield [Member]	Dec. 31, 2013 Morgan Stanley Smith Barney Spectrum Select L.P. [Member] Northfield [Member]
Schedule of Trading Advisors [Line Items]
Management fee, monthly basis (in hundredths)			0.0625%	0.1042%	0.0625%	0.1667%	0.1667%	0.0833%	0.1667%	0.125%	0.125%	0.1667%	0.0833%	0.1667%	0.0833%	0.125%			0.0833%	0.25%	0.1667%	0.0833%
Management fee, annual basis (in hundredths)			0.75%	1.25%	0.75%	2.00%	2.00%	1.00%	2.00%	1.50%	1.50%	2.00%	1.00%	2.00%	1.00%	1.50%			1.00%	3.00%	2.00%	1.00%
Leverage Applied to Assets (in hundredths)	75.00%	50.00%
Change in leverage applied to assets (in hundredths)		(33.33%)
Required interest in the equity of each Partnership (in hundredths)		1.00%
Asset allocation (in hundredths)																	50.00%	50.00%